Stock Options (Details) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended					12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 EUR (€)	Dec. 31, 2014 Common Stock, No par value [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted						1,677
Weighted average exercise price	$ 61.14	$ 68.61		€ 50.35	€ 49.75
Options Awarded						1,677
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Compensation expense	$ 8,507	$ 13,593	$ 26,476